Fair Value - Reconciliation of Beginning and Ending Balances of Company's Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Liabilities, Beginning Balance	$ (9,849,419)	$ (7,653,245)	$ (9,356,068)	$ (6,656,084)	$ (6,656,084)	$ (832,760)
Business Acquisition, Liabilities
Liabilities, Total Gains (Losses) Included in Net Income (Loss)	(76,654)	(110,275)	(274,047)	(170,373)	(54,567)	(145,121)
Liabilities, Purchases	0	0	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Sales		0		0
Liabilities, Issuances	(394,385)	(943,359)	(839,431)	(1,972,103)	(3,203,959)	(596,066)
Liabilities, Settlements	181,483	133,509	330,571	225,190	552,642	178,194
Transfers out					5,900
Fair Value Liabilities, Ending Balance	(10,138,975)	(8,573,370)	(10,138,975)	(8,573,370)	(9,356,068)	(6,656,084)
Fair Value Assets, Beginning Balance	11,310,024	8,614,560	10,543,268	6,774,912	6,774,912	754,496
Business Acquisition, Assets			58,680	242,604	242,604
Assets, Total Gains (Losses) Included in Net Income	61,006	186,645	223,936	324,327	271,934	161,761
Assets, Purchases	321,737	484,379	834,460	1,796,518	2,707,188	565,171
Assets, Sales		(272)		(76,441)	(76,441)
Assets, Issuances	194,123	374,277	376,199	683,758	1,169,139	29,143
Assets, Settlements	(184,297)	(138,547)	(333,950)	(224,636)	(546,068)	(182,959)
Transfers out
Fair Value Assets, Ending Balance	11,702,593	9,521,042	11,702,593	9,521,042	10,543,268	6,774,912
Originally Reported [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets, Ending Balance						6,748,530
Reverse Mortgage Solutions, Inc. [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Business Acquisition, Liabilities						(5,254,231)
Business Acquisition, Assets						5,331,989
Security One Lending [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Business Acquisition, Liabilities						(6,100)
Business Acquisition, Assets						88,929
Mandatory Repurchase Obligation [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Liabilities, Beginning Balance				(9,999)	(9,999)	(11,849)
Business Acquisition, Liabilities
Liabilities, Total Gains (Losses) Included in Net Income (Loss)					181	(116)
Liabilities, Purchases
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Sales
Liabilities, Issuances
Liabilities, Settlements					1,636	1,966
Transfers out
Fair Value Liabilities, Ending Balance					(8,182)	(9,999)
Mandatory Repurchase Obligation [Member] | Reverse Mortgage Solutions, Inc. [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Business Acquisition, Liabilities
Mandatory Repurchase Obligation [Member] | Security One Lending [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Business Acquisition, Liabilities
Professional Fees Liability Related to Certain Securitizations [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Liabilities, Beginning Balance				(8,147)	(8,147)	(9,666)
Business Acquisition, Liabilities
Liabilities, Total Gains (Losses) Included in Net Income (Loss)					(817)	(1,091)
Liabilities, Purchases
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Sales
Liabilities, Issuances
Liabilities, Settlements					2,357	2,610
Transfers out
Fair Value Liabilities, Ending Balance					(6,607)	(8,147)
Professional Fees Liability Related to Certain Securitizations [Member] | Reverse Mortgage Solutions, Inc. [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Business Acquisition, Liabilities
Professional Fees Liability Related to Certain Securitizations [Member] | Security One Lending [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Business Acquisition, Liabilities
Contingent Earn-Out Payments [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Liabilities, Beginning Balance		(9,794)		(6,100)	(6,100)
Business Acquisition, Liabilities
Liabilities, Total Gains (Losses) Included in Net Income (Loss)		(1,106)		(4,800)	(4,800)
Liabilities, Purchases		0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Sales		0		0
Liabilities, Issuances		0		0
Liabilities, Settlements		0		0	5,000
Transfers out					5,900
Fair Value Liabilities, Ending Balance		(10,900)		(10,900)	0	(6,100)
Contingent Earn-Out Payments [Member] | Reverse Mortgage Solutions, Inc. [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Business Acquisition, Liabilities
Contingent Earn-Out Payments [Member] | Security One Lending [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Business Acquisition, Liabilities						(6,100)
Mortgage-Backed Debt Related to Non-Residual Trusts [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Liabilities, Beginning Balance	(667,536)	(738,434)	(684,778)	(757,286)	(757,286)	(811,245)
Business Acquisition, Liabilities
Liabilities, Total Gains (Losses) Included in Net Income (Loss)	(13,579)	(15,845)	(25,414)	(29,850)	(57,678)	(86,163)
Liabilities, Purchases	0	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Sales		0		0
Liabilities, Issuances	0	0	0	0
Liabilities, Settlements	29,331	33,199	58,408	66,056	130,186	140,122
Transfers out
Fair Value Liabilities, Ending Balance	(651,784)	(721,080)	(651,784)	(721,080)	(684,778)	(757,286)
Mortgage-Backed Debt Related to Non-Residual Trusts [Member] | Reverse Mortgage Solutions, Inc. [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Business Acquisition, Liabilities
Mortgage-Backed Debt Related to Non-Residual Trusts [Member] | Security One Lending [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Business Acquisition, Liabilities
HMBS Related Obligations [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Liabilities, Beginning Balance	(9,166,998)	(6,887,583)	(8,652,746)	(5,874,552)	(5,874,552)
Business Acquisition, Liabilities
Liabilities, Total Gains (Losses) Included in Net Income (Loss)	(62,635)	(74,353)	(250,808)	(116,370)	12,302	(57,751)
Liabilities, Purchases	0	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Sales		0		0
Liabilities, Issuances	(394,385)	(943,359)	(839,431)	(1,972,103)	(3,203,959)	(596,066)
Liabilities, Settlements	151,352	99,449	270,319	157,179	413,463	33,496
Transfers out
Fair Value Liabilities, Ending Balance	(9,472,666)	(7,805,846)	(9,472,666)	(7,805,846)	(8,652,746)	(5,874,552)
HMBS Related Obligations [Member] | Reverse Mortgage Solutions, Inc. [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Business Acquisition, Liabilities						(5,254,231)
HMBS Related Obligations [Member] | Security One Lending [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Business Acquisition, Liabilities
Other Accrued Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Liabilities, Beginning Balance	(14,165)	(17,434)	(14,789)	(18,146)	(18,146)
Liabilities, Total Gains (Losses) Included in Net Income (Loss)	(1,073)	356	(1,493)	(26)
Liabilities, Purchases	0	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Sales		0		0
Liabilities, Issuances	0	0	0	0
Liabilities, Settlements	800	861	1,844	1,955
Fair Value Liabilities, Ending Balance	(14,438)	(16,217)	(14,438)	(16,217)
Interest Rate Lock Commitments [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Liabilities, Beginning Balance	(720)	0	(3,755)	0	0
Business Acquisition, Liabilities
Liabilities, Total Gains (Losses) Included in Net Income (Loss)	633	(19,327)	3,668	(19,327)	(3,755)
Liabilities, Purchases	0	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Sales		0		0
Liabilities, Issuances	0	0	0	0
Liabilities, Settlements	0	0	0	0
Transfers out
Fair Value Liabilities, Ending Balance	(87)	(19,327)	(87)	(19,327)	(3,755)
Loans Receivable [Member] | Reverse Loans [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets, Beginning Balance	9,149,579	7,106,943	8,738,503	6,047,108	6,047,108
Business Acquisition, Assets
Assets, Total Gains (Losses) Included in Net Income	89,571	101,304	294,980	184,581	112,772	65,030
Assets, Purchases	244,444	464,494	438,120	1,258,891	2,080,857	565,171
Assets, Sales		(272)		(76,441)	(76,441)
Assets, Issuances	148,569	337,972	278,032	646,163	981,390	29,143
Assets, Settlements	(150,133)	(103,806)	(267,605)	(153,667)	(407,183)	(33,154)
Transfers out
Fair Value Assets, Ending Balance	9,482,030	7,906,635	9,482,030	7,906,635	8,738,503	6,047,108
Loans Receivable [Member] | Reverse Loans [Member] | Reverse Mortgage Solutions, Inc. [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Business Acquisition, Assets						5,331,989
Loans Receivable [Member] | Reverse Loans [Member] | Security One Lending [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Business Acquisition, Assets						88,929
Loans Receivable [Member] | Forward Loans in Non-Residual Trusts [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets, Beginning Balance	569,097	627,430	587,265	646,498	646,498	672,714
Business Acquisition, Assets				0
Assets, Total Gains (Losses) Included in Net Income	16,871	16,938	27,654	29,957	64,848	107,493
Assets, Purchases	0	0	0	0
Assets, Sales		0		0
Assets, Issuances	0	0	0	0
Assets, Settlements	(28,182)	(30,741)	(57,133)	(62,828)	(124,081)	(133,709)
Transfers out
Fair Value Assets, Ending Balance	557,786	613,627	557,786	613,627	587,265	646,498
Loans Receivable [Member] | Forward Loans in Non-Residual Trusts [Member] | Reverse Mortgage Solutions, Inc. [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Business Acquisition, Assets
Loans Receivable [Member] | Forward Loans in Non-Residual Trusts [Member] | Security One Lending [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Business Acquisition, Assets
Loans Receivable [Member] | Charged Off Loans [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets, Beginning Balance	0		0
Assets, Total Gains (Losses) Included in Net Income	1,461		1,461
Assets, Purchases	57,052		57,052
Assets, Issuances	0		0
Assets, Settlements	(3,516)		(3,516)
Fair Value Assets, Ending Balance	54,997		54,997
Receivables Related to Non-Residual Trusts [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets, Beginning Balance	39,328	53,671	43,545	53,975	53,975	81,782
Business Acquisition, Assets				0
Assets, Total Gains (Losses) Included in Net Income	(681)	1,219	(1,668)	5,056	4,374	(11,711)
Assets, Purchases	0	0	0	0
Assets, Sales		0		0
Assets, Issuances	0	0	0	0
Assets, Settlements	(2,466)	(4,000)	(5,696)	(8,141)	(14,804)	(16,096)
Transfers out
Fair Value Assets, Ending Balance	36,181	50,890	36,181	50,890	43,545	53,975
Receivables Related to Non-Residual Trusts [Member] | Reverse Mortgage Solutions, Inc. [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Business Acquisition, Assets
Receivables Related to Non-Residual Trusts [Member] | Security One Lending [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Business Acquisition, Assets
Servicing Rights Carried at Fair Value [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets, Beginning Balance	1,513,830	766,943	1,131,124	26,382	26,382
Business Acquisition, Assets			58,680	242,604	242,604
Assets, Total Gains (Losses) Included in Net Income	(83,552)	65,077	(131,186)	44,002	48,058
Assets, Purchases	20,241	19,885	339,288	537,627	626,331
Assets, Sales		0		0
Assets, Issuances	45,554	36,305	98,167	37,595	187,749
Assets, Settlements	0	0	0	0
Transfers out
Fair Value Assets, Ending Balance	1,496,073	888,210	1,496,073	888,210	1,131,124
Derivative Financial Instruments, Assets [Member] | Interest Rate Lock Commitments [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets, Beginning Balance	38,190	59,573	42,831	949	949
Business Acquisition, Assets				0
Assets, Total Gains (Losses) Included in Net Income	37,336	2,107	32,695	60,731	41,882	949
Assets, Purchases	0	0	0	0
Assets, Sales		0		0
Assets, Issuances	0	0	0	0
Assets, Settlements	0	0	0	0
Transfers out
Fair Value Assets, Ending Balance	75,526	61,680	75,526	61,680	42,831	949
Derivative Financial Instruments, Assets [Member] | Interest Rate Lock Commitments [Member] | Reverse Mortgage Solutions, Inc. [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Business Acquisition, Assets
Derivative Financial Instruments, Assets [Member] | Interest Rate Lock Commitments [Member] | Security One Lending [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Business Acquisition, Assets